Note 6 - Acquisition-related Items	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
6.	Acquisition-related items

Acquisition-related expense comprises the following:

	Year ended December 31,
	2020	2019

Transaction costs (note 4)	$16,169	$5,725
Contingent consideration fair value adjustments	23,393	10,849
Contingent consideration compensation expense	6,286	11,958
	$45,848	$28,532

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four
years.